Other Non-Current Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Other Noncurrent Assets Disclosure [Line Items]
Promissory notes		$ 1,100,000
Other than temporary impairment loss	1,100,000
Examville.com LLC
Other Noncurrent Assets Disclosure [Line Items]
Promissory notes	$ 1,100,000